Investment Strategy	Mar. 26, 2026
Sound Equity Dividend Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives by investing primarily in common stock issued by dividend paying, mid- and large-capitalization companies whose market capitalization at the time of purchase is typically in excess of $2 billion. Investment decisions for the Fund are made by Sound Income Strategies, LLC (“SIS” or the “Sub-Adviser”), the Fund’s investment sub-adviser. The Fund will invest in companies whose securities trade on U.S. stock exchanges, which may include indirect investments in foreign securities via American Depositary Receipts (“ADRs”). In making investment decisions for the Fund, the Sub-Adviser conducts a fundamental, “bottom-up” analysis on individual securities, focusing on companies that the Sub-Adviser believes are undervalued and have sound economic foundations, as demonstrated by indicators such as: generally positive cash flows, favorable profitability ratios and manageable leverage ratios. In creating the universe of securities eligible for selection in the Fund’s portfolio, the Sub-Adviser seeks to identify companies with low price to earnings ratios and high dividend yields to create a total portfolio with an aggregate dividend yield that is twice the dividend yield of the S&P 500® Index. The Fund will also select securities that have a catalyst that the Sub-Adviser believes will increase the price of the stock. Catalysts for equity appreciation might include such factors as: new management, new products, corporate restructuring, a recapitalization, or market dynamics, such as a turn in the business cycle, change in factor costs, or competitive dynamics. The Sub-Adviser may sell a security due to achievement of price objective, significant change in the initial investment premise or fundamental deterioration.

Under normal circumstances the Fund will invest at least 80% of its net assets (plus any borrowing) in dividend paying equity securities. The Fund may invest in ETFs that principally invest in equity securities. The Fund will typically hold securities of approximately 30 companies in its portfolio.

Strategy Portfolio Concentration [Text]	Under normal circumstances the Fund will invest at least 80% of its net assets (plus any borrowing) in dividend paying equity securities.
Sound Enhanced Fixed Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in fixed income securities. Investment decisions for the Fund are made by Sound Income Strategies, LLC (“SIS” or the “Sub-Adviser”), the Fund’s sub-adviser. The Fund will invest in a combination of investment grade and below investment grade (often referred to as “high yield” or “junk” bonds) debt securities. Typically, the Fund’s portfolio will have an approximate equal weighting of investment grade and high yield debt securities; however, the Fund’s portfolio weighting will be adjusted from time to time based on the assessment of the Sub-Adviser. “Investment grade” debt securities are rated in one of the top four rating categories by nationally recognized statistical rating organizations such as Moody’s Investors Service, Inc. (Moody’s) or S&P Global Ratings (S&P).

In making investment decisions for the Fund, the Sub-Adviser uses a fundamental, “bottom-up” approach to analyzing individual debt securities. The Sub-Adviser considers the expected return of each security taking into account the yield, duration, and option-adjusted spread (“OAS”) of individual debt securities. OAS measures the difference in yield between a debt security with an embedded option, such as a callable bond, and a debt security with no embedded option, such as U.S. Treasuries. OAS considers how a debt security’s embedded option can change the future cash flows and thus the overall value of the security. Within the Fund’s investment universe, the Sub-Adviser categorizes securities into component groups based on factors including industry, sector, credit rating, duration, and security type. The Sub-Adviser estimates expected returns based on a yield component (spread above U.S. Treasuries) and a capital appreciation component (price appreciation or depreciation) for each component group. The Sub-Adviser will then make any needed adjustments to securities in the Fund’s portfolio or their weightings, with the goal of purchasing securities that the Sub-Adviser believes are inexpensive relative to other securities in the same or similar asset class. The Sub-Adviser also considers an issuer’s leverage and cash flow over a 12- to 24-month period, based on an analysis of publicly available filings. The Sub-Adviser continually analyzes market and financial data to make buy, sell, and hold decisions. When the Sub-Adviser believes that a security has achieved a price equal to or greater than its fair-value, the Sub-Adviser will look to liquidate or replace the security with another perceived mispriced security when available.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowing) in fixed income securities. The Fund’s investments in fixed income securities will typically include U.S. corporate bonds, preferred stock and ETFs that invest in bonds, sovereign debt, and private placement debt securities. The Fund may also invest in fixed income securities issued by U.S. and foreign corporations, securities issued by governments and their agencies, instrumentalities, or sponsored corporations, including supranational organizations. The Fund’s investments in fixed income securities will also include shares of business development companies (“BDCs”) and real estate investment trusts (“REITs”). Investments in BDCs and REITs are intended to provide the “enhanced” component of the Fund’s strategy because these securities typically pay a higher yield than traditional investment-grade bonds and preferred stocks. The Fund may also invest in fixed income securities that are illiquid, thinly traded or subject to special resale restrictions, such as those imposed by Rule 144A promulgated under the Securities Act of 1933, as amended (the “Securities Act”).

The Fund may invest in fixed income securities of any duration. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of an instrument’s price to changes in interest rates. For example, the price of a bond fund with an average duration of three years generally would be expected to fall approximately 3% if interest rates rose by one percentage point. The Fund may invest in fixed income securities of any market capitalization.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowing) in fixed income securities.
Sound Enhanced Equity Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in equity securities. Investment decisions for the Fund are made by Sound Income Strategies, LLC (“SIS” or the “Sub-Adviser”), the Fund’s sub-adviser. In making investment decisions for the Fund, the Sub-Adviser conducts a fundamental, “bottom-up” analysis on individual securities, focusing on companies with sound economic foundations, as demonstrated by indicators such as: generally positive cash flows, favorable profitability ratios and manageable leverage ratios. In creating the universe of securities eligible for selection in the Fund’s portfolio, the Sub-Adviser seeks to identify companies with low price to earnings ratios and high dividend yields to create a total portfolio with an aggregate dividend yield that is twice the dividend yield of the S&P 500® Index. The Fund will also select securities that have a catalyst that the Sub-Adviser believes will increase the price of the stock. Catalysts for equity appreciation might include such factors as: new management, new products, corporate restructuring, a recapitalization, or market dynamics, such as a turn in the business cycle, change in factor costs, or competitive dynamics. The Sub-Adviser may sell a security due to achievement of price objective, significant change in the initial investment premise or fundamental deterioration.

The Fund will seek to “enhance” equity returns predominantly by writing call options on positions held and occasionally writing put options on individual equity securities deemed to be attractive by the Fund’s Sub-Adviser. The Fund may write a call or put option when such option appears to be mispriced in order to increase the Fund’s income with option premiums. Any written call or put option would be covered by securities or cash. In the case of writing covered calls, the Sub-Adviser seeks to identify situations where the option premium appears to be too high, based on the known prospects for business growth or price appreciation, so the Fund can earn a higher return collecting the option premium than it expects to earn holding the stock and collecting the dividends alone. The Fund will write put options on the securities of companies the Fund either holds or intends to purchase and that the Sub-Adviser believes to be undervalued and attractive to purchase at lower prices. When writing puts, the Sub-Adviser will set aside the cash necessary to purchase the shares put, so that if the option is exercised, there will not be any funding stress placed on the portfolio.

Under normal circumstances the Fund invests at least 80% its net assets (plus any borrowing) in dividend paying equity securities and options on equity securities for which the Fund receives a premium. The Fund’s investments in equity securities will primarily be common stock issued by dividend paying, mid- and large-capitalization companies whose market capitalization at the time of purchase is typically in excess of $2 billion. The Fund will count the notional value of options on equity securities for which the Fund receives a premium towards compliance with the 80% investment policy noted above. The Fund may also invest in ETFs that principally invest in equity securities, though this is unlikely. The intent of the Fund is to hold 30 to 40 positions in underlying stocks, depending on the market conditions. The number of options written against these holdings will likely amplify the number of “securities” held in the portfolio.

The Fund is considered to be non-diversified, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. However, the Fund has a policy that it will reduce its holding in a security if the position makes up more than 6% of the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	Under normal circumstances the Fund invests at least 80% its net assets (plus any borrowing) in dividend paying equity securities and options on equity securities for which the Fund receives a premium.
Sound Fixed Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in fixed income securities. Investment decisions for the Fund are made by Sound Income Strategies, LLC (“SIS” or the “Sub-Adviser”), the Fund’s sub-adviser. The Fund will invest in a combination of investment grade and below investment grade (often referred to as “high yield” or “junk” bonds) debt securities. Typically, the Fund’s portfolio will have an approximate equal weighting of investment grade and high yield debt securities; however, the Fund’s portfolio weighting will be adjusted from time to time based on the assessment of the Sub-Adviser. “Investment grade” debt securities are rated in one of the top four rating categories by nationally recognized statistical rating organizations such as Moody’s Investors Service, Inc. (Moody’s) or S&P Global Ratings (S&P).

In making investment decisions for the Fund, the Sub-Adviser uses a fundamental, “bottom-up” approach to analyzing individual debt securities. The Sub-Adviser considers the expected return of each security taking into account the yield, duration, and option-adjusted spread (“OAS”) of individual debt securities. OAS measures the difference in yield between a debt security with an embedded option, such as a callable bond, and a debt security with no embedded option, such as U.S. Treasuries. OAS considers how a debt security’s embedded option can change the future cash flows and thus the overall value of the security. Within the Fund’s investment universe, the Sub-Adviser categorizes securities into component groups based on factors including industry, sector, credit rating, duration, and security type. The Sub-Adviser estimates expected returns based on a yield component (spread above U.S. Treasuries) and a capital appreciation component (price appreciation or depreciation) for each component group. The Sub-Adviser will then make any needed adjustments to securities in the Fund’s portfolio or their weightings, with the goal of purchasing securities that the Sub-Adviser believes are inexpensive relative to other securities in the same or similar asset class. The Sub-Adviser also considers an issuer’s leverage and cash flow over a 12- to 24-month period, based on analysis of publicly available filings. The Sub-Adviser continually analyzes market and financial data to make buy, sell, and hold decisions. When the Sub-Adviser believes that a security has achieved a price equal to or greater than its fair-value, the Sub-Adviser will look to liquidate or replace the security with another perceived mispriced security when available.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowing) in fixed income securities. The Fund’s investments in fixed income securities will typically include U.S. corporate bonds, preferred stock and ETFs that invest in bonds, sovereign debt, and private placement debt securities. The Fund may also invest in fixed income securities issued by U.S. and foreign corporations, securities issued by governments and their agencies, instrumentalities, or sponsored corporations, including supranational organizations.

The Fund may invest in fixed income securities of any duration. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of an instrument’s price to changes in interest rates. For example, the price of a bond fund with an average duration of three years generally would be expected to fall approximately 3% if interest rates rose by one percentage point. The Fund may invest in fixed income securities of any market capitalization.

The Fund is considered to be non-diversified, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowing) in fixed income securities.
Sound Total Return ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in portfolio of securities with a total return profile of dividend yield and price appreciation. The Fund will typically invest in common stock issued by mid- and large-capitalization companies whose market capitalization at the time of purchase is in excess of $2 billion. Investment decisions for the Fund are made by Sound Income Strategies, LLC (“SIS” or the “Sub-Adviser”), the Fund’s sub-adviser. In making investment decisions for the Fund, the Sub-Adviser conducts a fundamental, “bottom-up” analysis on individual securities, focusing on companies with sound economic foundations, as demonstrated by indicators such as: generally positive cash flows, favorable profitability ratios and manageable leverage ratios. The Fund’s portfolio will be composed of a mix of dividend-paying stocks and non-dividend-paying stocks that are considered by the Sub-Adviser to be undervalued and have a catalyst that the Sub-Adviser believes will increase the price the of the stock. Catalysts for equity appreciation might include such factors as: new management, new products, corporate restructuring, a recapitalization, or market dynamics, such as a turn in the business cycle, change in factor costs, or competitive dynamics. The Sub-Adviser uses industry-appropriate measures, such as price-to-earnings ratio, price-to-book value, or enterprise value/EBITDA measures, to determine the valuation of a company and its stock. The Sub-Adviser may sell a security due to achievement of price objective, significant change in the initial investment premise or fundamental deterioration. For securities that are expected to pay a dividend, the Sub-Adviser seeks to identify companies that will create a portfolio with an average dividend yield above the average dividend yield of the S&P 500® Index.

The Fund may also invest in ETFs that invest in equity securities. The Fund will typically hold securities issued by approximately 30 companies in its portfolio.

The Fund is considered to be non-diversified, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. However, the Fund has a policy that it will reduce its holding in a security if the position makes up more than 6% of the Fund’s portfolio.